Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Summary of changes in right-of-use assets and lease liabilities

	Right-of-use assets	Lease
	Office buildings	liabilities
As at January 1, 2019 (Note 2.3)	936	1,068
Additions	891	851
Disposals	(171)	(175)
Depreciation	(305)	—
Interest expense	—	95
Payments	—	(482)
As at December 31, 2019	1,351	1,357
Including short-term portion		340